Transactions with related parties - Financing transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Parties
Finance incomes and derivative financial instruments	€ 8,450	€ 3,723	€ 3,531
Finance expenses	9,333	4,216	4,958
Gain on disposals	3,623	223	75
Financing transactions
Transactions With Related Parties
Receivables and cash and cash equivalents	1,657	1,700	807
Payables	432	277	218
Guarantees	1,501	1,413	1,533
Finance incomes and derivative financial instruments	162	79	114
Finance expenses	164	46	26
Gain on disposals	30
Individual amount limit to be included in other related parties	50	50
Financing transactions | Joint ventures and associates
Transactions With Related Parties
Receivables and cash and cash equivalents	1,639	1,660	771
Payables	185	117	179
Guarantees	1,501	1,413	1,533
Finance incomes and derivative financial instruments	156	78	113
Finance expenses	159	44	25
Financing transactions | Angola LNG Ltd
Transactions With Related Parties
Guarantees			228
Financing transactions | Cardon IV SA
Transactions With Related Parties
Receivables and cash and cash equivalents		199	383
Payables		2
Finance incomes and derivative financial instruments		37	57
Financing transactions | Coral FLNG SA
Transactions With Related Parties
Receivables and cash and cash equivalents	356	383	288
Finance incomes and derivative financial instruments		4	22
Finance expenses	140	1	1
Financing transactions | Coral South FLNG DMCC
Transactions With Related Parties
Guarantees	1,499	1,413	1,304
Finance incomes and derivative financial instruments	1	2
Finance expenses	1
Financing transactions | Mozambique Rovuma Venture SpA
Transactions With Related Parties
Receivables and cash and cash equivalents	1,187	1,008
Payables	57	72
Finance incomes and derivative financial instruments	48
Finance expenses	5
Financing transactions | Saipem Group
Transactions With Related Parties
Receivables and cash and cash equivalents			2
Payables	100		167
Finance incomes and derivative financial instruments	16
Finance expenses	3		6
Financing transactions | Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables and cash and cash equivalents			83
Finance incomes and derivative financial instruments			7
Financing transactions | Other joint ventures and associates
Transactions With Related Parties
Receivables and cash and cash equivalents	96	70	15
Payables	28	43	12
Guarantees	2		1
Finance incomes and derivative financial instruments	91	35	27
Finance expenses	10	43	18
Financing transactions | Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and cash and cash equivalents	8	38	36
Payables	31	34	28
Finance incomes and derivative financial instruments	5	1	1
Finance expenses	4	1
Financing transactions | Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and cash and cash equivalents	8	38	36
Payables	31	34	28
Finance incomes and derivative financial instruments	5	1	1
Finance expenses	4	1
Financing transactions | Entities controlled by the Government
Transactions With Related Parties
Receivables and cash and cash equivalents	10	2
Payables	216	126	11
Finance incomes and derivative financial instruments	1
Finance expenses	1	1	1
Gain on disposals	30
Financing transactions | Enel Group
Transactions With Related Parties
Payables	176	109
Financing transactions | Italgas Group
Transactions With Related Parties
Gain on disposals	30
Financing transactions | Other entities controlled by government
Transactions With Related Parties
Receivables and cash and cash equivalents	10	2
Payables	40	17	11
Finance incomes and derivative financial instruments	1
Finance expenses	€ 1	€ 1	€ 1